December 28, 2017 Summary Prospectus
RMB INVESTORS TRUST	RMB International Small Cap Fund RMBSX (Class I)
Before you invest in the Fund, as defined below, you may want to review the Fund's Prospectus and Statement of Additional Information ("SAI"), which contain more information about the Fund and the risks of investing in the Fund. The Fund's current Prospectus and SAI, both dated December 27, 2017, are incorporated by reference into this Summary Prospectus. You can find the Fund's Prospectus and SAI online at www.rmbfunds.com/literature-and-forms/. You may also obtain this information at no charge by calling 1-800-462-2392 or by sending an e-mail request to rmbfunds@rmbcap.com.

As with all mutual funds,
the U.S. Securities and
Exchange Commission
has not approved or
disapproved these shares
or determined if this
prospectus is truthful or
complete. Any
representation to the
contrary is a
 criminal offense.

RMB International Small Cap Fund

INVESTMENT OBJECTIVE: The RMB International Small Cap Fund (the "Fund") seeks long-term capital appreciation.

There can be no assurance that the Fund will be successful in achieving its investment objective.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Fee Table
Class I
Shareholder Fees (paid directly from your investment)
Maximum front-end sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None
Redemption fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and Shareholder Service (12b-1) fees	None
Other expenses[1]	0.91%
Total Annual Fund Operating Expenses	1.76%
Less Fee Waiver and/or Expense Reimbursement[2]	-0.51%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.25%

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]
RMB Capital Management, LLC (the "Adviser" or "RMB") has contractually agreed to reduce its compensation due from and/or assume expenses of the Fund to the extent necessary to ensure that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and other transaction costs, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.25% of the average daily net assets of the Fund's Class I shares (the "Expense Cap"). The Expense Cap is in effect until December 31, 2018 and cannot be terminated prior thereto without the approval of the Fund's Board of Trustees. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the Expense Cap, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the date on which such amounts were waived or absorbed, subject to the expense caps in effect as of the date (i) such amounts were waived or absorbed and (ii) of the repayment.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, taking into account the Expense Cap in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class I	$127	$452

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As the Fund is new, it has no portfolio turnover as of the date of the Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization companies. The Adviser defines a small capitalization company as any company with a market capitalization less than or equal to the largest market capitalization of any company in the MSCI EAFE Small Cap Index, at the time of purchase, which, as of September 30, 2017, was approximately $10 billion. Under normal conditions, the Fund will invest in at least three different countries and will invest at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business outside the U.S. or doing a substantial amount (more than 50%) of business outside the U.S. Investments in exchange-traded funds ("ETFs") based on non-U.S. market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above. At times the Fund may increase the relative emphasis of its investments in a particular region, country, sector, industry or other segment of the market.

The Fund's non-U.S. investments will be primarily in developed markets, but the Fund may invest in emerging markets. As of the date of the Prospectus, the Adviser believes that developed markets outside the United States include, but may not be limited to, the following: Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. There are no geographic limits on the Fund's non-U.S. investments.

The Fund primarily invests in equity securities, including common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks. The Fund may also invest in pooled investment vehicles (primarily ETFs); real estate investment trusts ("REITs"); and initial public offerings ("IPOs"). The investments may be hedged or unhedged to foreign currencies depending on the market opportunities. Although most of the Fund's investments must be liquid at the time of investment, the Fund may invest, to some extent, in securities that are restricted or illiquid. The Fund may also invest in depositary receipts, including American, European, and Global Depository Receipts.

The Adviser uses a fundamental, bottom up approach to identify what it believes are quality companies, as evidenced by the durability of the company's business model (strong competitive advantages and high barriers to entry), the company's financial strength (greater returns on capital, free cash flow generation, healthy balance sheets), the presence of long-term growth, and value-accretive management teams. From time to time the Fund may invest in companies that are experiencing unusual and possibly unique developments. Potential investments in the stock of these companies are usually the result of companies uncovered in the research process that are otherwise outside of the standard investment criteria employed by the Fund, but may have opportunities for significant returns.

The Fund will buy such quality companies when the Adviser believes their fundamentals are mispriced relative to their long-term potential and when their stock prices reflect reasonable valuations. The Fund will sell companies when fundamentals deteriorate, thus impairing the long-term quality of the business; when the market price exceeds the Adviser's estimate of intrinsic value; when the Adviser's investment thesis supporting its decision to purchase and hold the company is no longer valid; and/or when the Adviser believes a more attractive risk/reward opportunity exists.

PRINCIPAL RISKS

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's share price fluctuates, which means you could lose money by investing in the Fund. The Fund is not a complete investment program and should be considered only as part of an investment portfolio. The principal risks of investing in the Fund are summarized as follows:

•
Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market. Companies in the Fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•
Foreign Investing Risk — Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.

•
Emerging Markets Risk — Investment risks typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

•
Currency Risk — Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. The Fund's performance will be affected by its direct or indirect exposure, which may include exposure through U.S. dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the U.S. dollar. The Fund's direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

•
Equity Securities Risk — The risk that the market price of common stocks and other equity securities, including preferred stocks, warrant, and rights, may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

•
Pooled Investment Vehicle Risk —The Fund will indirectly bear its proportionate share of any fees and expenses payable directly by any other pooled investment vehicle in which the Fund invests (primarily ETFs). Therefore, the Fund will incur higher expenses, some of which could be considered duplicative. In addition, the Fund may be affected by losses of the underlying investment vehicle and the level of risk arising from the investment practices of the underlying investment vehicle (such as the use of leverage). The Fund has no control over the risks taken by the underlying investment vehicle in which it invests.

•
REIT Risk — The Fund's investments in real estate related securities (primarily REITs) are subject to the risk that the value of the real estate underlying the securities will go down, which can be caused by deteriorating economic conditions and rising interest rates, and may also be subject to the risk that borrowers or tenants may default on their payment obligations. Investments in REITs involve additional risks. REITs may have limited financial resources and real estate diversification and are dependent on specialized management skills. In addition, the failure of a REIT to qualify as a REIT for federal income tax purposes would adversely affect the REIT's value.

•
Depositary Receipts Risk — The Fund's investments in depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"). ADRs are receipts issued by U.S. banks evidencing ownership in securities of foreign issuers, and GDRs and EDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers. Although depositary receipts have risks similar to the foreign securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

•
IPO Risk —The prices of securities purchased in IPOs tend to fluctuate more widely than securities of companies that have been publicly traded for a longer period of time. Securities purchased in IPOs generally do not have a trading history, and information about the issuers of such securities may be available for very limited periods. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. There can be no assurance that investments in IPOs will be available to the Fund or improve the Fund's performance.

•
Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund's management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•
Small Capitalization Company Risk — The Fund may invest in the securities of companies with small capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of mid and large capitalization companies. Historically, securities of small capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such securities. Small capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of some small capitalization companies trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.

•
Micro Capitalization Companies Risk — Securities of micro cap companies have a market capitalization of less than $300 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early stage of development or newly formed with limited markets or product lines. There may also be less public information about micro-cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap securities prices that are more volatile than the prices of large, mid or small cap stocks, and may have lower trading volumes and a lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro-cap companies may not be traded daily. As a result, some of the Fund's holdings may be considered or become illiquid.

•
Liquidity Risk — Liquidity risk exists when particular investments are difficult to sell, and such investments (particularly investments deemed to be illiquid) may be harder to value. If the Fund sells these investments to meet shareholder redemption requests or for other purposes, the Fund may suffer a loss.

•
Restricted Securities Risk — Restricted securities are privately-placed securities whose resale is restricted under the U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration with the U.S. Securities and Exchange Commission pursuant to Regulation S ("Regulation S Securities") under the 1933 Act. Rule 144A Securities and Regulation S Securities may be freely traded among certain qualified institutional investors, such as the Fund, but whose resale in the U.S. is permitted only in limited circumstances. Investing in Rule 144A Securities and Regulation S Securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities.

•
Growth Investing Risk — Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the Adviser anticipated.

•	Value Investing Risk — Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

•
Region, Country, Sector or Industry Focus Risk — The prices of securities of issuers in a particular reigon, country, sector, industry or other segment of the market may be more volatile due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that market segment more than securities of issuers in other market segments, and such volatility will cause fluctuations in the Fund's share price to the extent that the Fund emphasizes its investments in that region, county, sector, industry or other market segment

•	New Fund Risk — As of the date of the Prospectus, the Fund had no operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

PAST PERFORMANCE

When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.rmbfunds.com or by calling the Fund toll-free at 1-800-462-2392.

ADVISER

The Fund is advised by RMB Capital Management, LLC (the "Adviser" or "RMB").

Portfolio Manager

Egor Rybakov, CFA, has had primary day-to-day responsibility for the Fund's portfolio since its inception in December 2017. Mr. Rybakov is a Senior Vice President and Portfolio Manager of the Adviser.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any day that the Fund is open for business by sending a written request by mail (RMB Investors Trust, c/o BNY Mellon Asset Servicing, P.O. Box 9781, Providence, Rhode Island, 02940-9781), by telephone (BNY Mellon Asset Servicing, 1-800-462-2392), or through certain financial intermediaries.

The table below sets forth the minimum initial and subsequent purchase amounts required for Class I shares and certain types of shareholder accounts.

	Minimum Initial Investment	Minimum Subsequent Investment
	Class I	Class I
Regular Account	$100,000	$25,000
Automatic Investment Program, IRA, and minor custodial account	$2,500	$500

For additional information about purchase and sale of Fund shares, please turn to "How to Buy Shares" in the Prospectus.

TAX INFORMATION

The Fund intends to make distributions that will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.